UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 1999

Check here if Amendment [  ]:  Amendment Number:  _______
     This Amendment  (Check only one): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Robert E. Torray & Co. Inc.
Address:       6610 Rockledge Drive, Suite 450,
               Bethesda, Maryland 20817

               ---------------------------------

Form 13F File Number:    28-568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          William M. Lane
Title:         Vice President
Phone:         (301) 493-4600

Signature, Place, and Date of Signing:

 /s/ WILLIAM M LANE                     Bethesda, Maryland             6/30/99
 ------------------------------         ---------------------       -----------
      [Signature]                         [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended June 30, 1999

                       If amended report check here: _____



Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19 ___ .



                                          By:_________________________________
                                                 William M Lane, Vice President
                                                 for Robert E. Torray & Co. Inc.

June 30, 1999                     Form 13F - Robert E. Torray & Co. Inc.

             Item 1                       Item 2    Item 3      Item 4      Item 5

                                          Title     CUSIP    Fair Market    Total    Invest
Name of Issuer                           of Class   Number      Value       Shares   (a)Sole
--------------                           --------   ------      -----       ------   -------
A T & T Corporation                       common   001957109  125,322,058  2,245,412    X
 .............................................................................................
                                                                7,557,012    135,400    X
 .............................................................................................
Allied Signal, Inc.                       common   019512102   45,807,300    727,100    X
 .............................................................................................
                                                                2,652,300     42,100    X
 .............................................................................................
American Express Company                  common    02581610  122,193,887    939,050    X
 .............................................................................................
                                                                7,976,663     61,300    X
 .............................................................................................
American Home Products Corporation        common    02330910   76,784,964  1,338,300    X
 .............................................................................................
                                                                2,495,813     43,500    X
 .............................................................................................
Amgen, Inc.                               common   031162100  107,870,500  1,772,000    X
 .............................................................................................
                                                                5,904,875     97,000    X
 .............................................................................................
Archer Daniels Midland Company            common    03948310   64,308,999  4,165,765    X
 .............................................................................................
                                                                3,601,013    233,264    X
 .............................................................................................
Bank One Corporation                      common   06423A103  120,246,624  2,018,831    X
 .............................................................................................
                                                                6,374,558    107,023    X
 .............................................................................................
Boston Scientific Corporation             common   101137107  167,340,368  3,808,600    X
 .............................................................................................
                                                                9,820,032    223,500    X
 .............................................................................................
Bristol-Myers Squibb Company              common    11012210   88,569,525  1,257,420    X
 .............................................................................................
                                                                3,705,014     52,600    X
 .............................................................................................
Carramerica Realty Company                common   144418100    3,740,000    149,600    X
 .............................................................................................
Citigroup, Inc.                           common   172967101  239,839,333  5,049,249    X
 .............................................................................................
                                                               12,937,291    272,364    X
 .............................................................................................
Clear Channel Communications              common   184502102   12,629,353    183,200    X
 .............................................................................................
                                                                  751,419     10,900    X
 .............................................................................................
Walt Disney  Company                      common    25468710  106,053,547  3,441,900    X
 .............................................................................................
                                                                6,273,425    203,600    X
 .............................................................................................
Du Pont (E.I.) de Nemours                 common    26353410  113,774,473  1,665,500    X
 .............................................................................................
                                                                7,077,175    103,600    X
 .............................................................................................
Electronic Data Systems Corporation       common   285661104  160,248,754  2,830,000    X
 .............................................................................................
                                                                9,382,764    165,700    X
 .............................................................................................
First American Corporation (Tenn)         common   318900107    2,605,969     62,700    X
 .............................................................................................
Franklin Resources, Inc.                  common   354613101  124,839,006  3,072,960    X
 .............................................................................................
                                                                7,556,250    186,000    X
 .............................................................................................
General Dynamics Corporation              common    36955010   68,447,980    993,800    X
 .............................................................................................
                                                                4,600,852     66,800    X
 .............................................................................................
Hughes Electronics Corporation GM "H"     common   370442832  178,702,091  3,173,400    X
 .............................................................................................
                                                                9,697,013    172,200    X
 .............................................................................................
Gilette Company, The                      common   375766102   83,730,200  2,042,200    X
 .............................................................................................
                                                                5,202,900    126,900    X
 .............................................................................................
IMS Health, Inc.                          common   449934108   26,634,375    852,300    X
 .............................................................................................
                                                                1,575,000     50,400    X
 .............................................................................................
Illinois Tool Works                       common    45230810  158,178,075  1,934,900    X
 .............................................................................................
                                                                9,221,400    112,800    X
 .............................................................................................
I B M Corporation                         common    45920010  145,134,825  1,122,900    X
 .............................................................................................
                                                                9,073,350     70,200    X
 .............................................................................................
Johnson & Johnson                         common    47816010   66,875,200    682,400    X
 .............................................................................................
                                                                2,704,800     27,600    X
 .............................................................................................
Kimberly Clark Corporation                common   494368103  102,731,214  1,802,302    X
 .............................................................................................
                                                                5,061,600     88,800    X
 .............................................................................................
Mattel Inc.                               common    57708110   30,950,289  1,184,700    X
 .............................................................................................
                                                                2,528,901     96,800    X
 .............................................................................................
Mellon Bank Corporation                   common   585509102  104,483,550  2,872,400    X
 .............................................................................................
                                                                7,042,200    193,600    X
 .............................................................................................
Molex, Inc. A                             common   608554200   28,721,700    911,800    X
 .............................................................................................
                                                                1,729,350     54,900    X
 .............................................................................................
J.P. Morgan & Company                     common    61688010  167,419,800  1,191,600    X
 .............................................................................................
                                                               10,635,850     75,700    X
 .............................................................................................
Northrop Grumman Corporation              common    66680710   76,077,020  1,147,250    X
 .............................................................................................
                                                                4,810,973     72,550    X
 .............................................................................................
PanAmSat Corporation                      common   697933109   78,077,479  2,005,200    X
 .............................................................................................
                                                                4,419,407    113,500    X
 .............................................................................................
Ralston Purina Company                    common   751277302   50,480,415  1,658,494    X
 .............................................................................................
                                                                2,988,963     98,200    X
 .............................................................................................
Raytheon Company Class A                  common   755111309   61,628,178    894,783    X
 .............................................................................................
                                                                3,987,449     57,894    X
 .............................................................................................
SLM Holding Corp.                         common   78442A109  164,982,267  3,601,250    X
 .............................................................................................
                                                                9,716,831    212,100    X
 .............................................................................................
U. S. Satellite Bradcasting Company, Inc. common   912534104   50,563,800  2,809,100    X
 .............................................................................................
                                                                3,436,200    190,900    X
 .............................................................................................
Loral Space & Communications Ltd.         common   G56462107   84,492,000  4,694,000    X
 .............................................................................................
                                                                5,508,000    306,000    X
 .............................................................................................

                                                      =============
Total                                                 3,608,491,761
                                                      =============


             Item 1                      Item 6           Item 7              Item 8

                                                                        Voting Authority
Name of Issuer                           (b)Shared (c)Other Managers (a) Sole  (b) Shared (c)None
--------------                           --------- -------- -------- --------   ---------- -------
A T & T Corporation                                         All     2,245,412
 ................................................................................................
                                                            All                          135,400
 ................................................................................................
Allied Signal, Inc.                                         All       727,100
 ................................................................................................
                                                            All                           42,100
 ................................................................................................
American Express Company                                    All       939,050
 ................................................................................................
                                                            All                           61,300
 ................................................................................................
American Home Products Corporation                          All     1,338,300
 ................................................................................................
                                                            All                           43,500
 ................................................................................................
Amgen, Inc.                                                 All     1,772,000
 ................................................................................................
                                                            All                           97,000
 ................................................................................................
Archer Daniels Midland Company                              All     4,165,765
 ................................................................................................
                                                            All                          233,264
 ................................................................................................
Bank One Corporation                                        All     2,018,831
 ................................................................................................
                                                            All                          107,023
 ................................................................................................
Boston Scientific Corporation                               All     3,808,600
 ................................................................................................
                                                            All                          223,500
 ................................................................................................
Bristol-Myers Squibb Company                                All     1,257,420
 ................................................................................................
                                                            All                           52,600
 ................................................................................................
Carramerica Realty Company                                  All       149,600
 ................................................................................................
Citigroup, Inc.                                             All     5,049,249
 ................................................................................................
                                                            All                          272,364
 ................................................................................................
Clear Channel Communications                                All       183,200
 ................................................................................................
                                                            All                           10,900
 ................................................................................................
Walt Disney Company                                         All     3,441,900
 ................................................................................................
                                                            All                          203,600
 ................................................................................................
Du Pont (E.I.) de Nemours                                   All     1,665,500
 ................................................................................................
                                                            All                          103,600
 ................................................................................................
Electronic Data Systems Corporation                         All     2,830,000
 ................................................................................................
                                                            All                          165,700
 ................................................................................................
First American Corporation (Tenn)                           All        62,700
 ................................................................................................
Franklin Resources, Inc.                                    All     3,072,960
 ................................................................................................
                                                            All                          186,000
 ................................................................................................
General Dynamics Corporation                                All       993,800
 ................................................................................................
                                                            All                           66,800
 ................................................................................................
Hughes Electronics Corporation GM "H"                       All     3,173,400
 ................................................................................................
                                                            All                          172,200
 ................................................................................................
Gilette Company, The                                        All     2,042,200
 ................................................................................................
                                                            All                          126,900
 ................................................................................................
IMS Health, Inc.                                            All       852,300
 ................................................................................................
                                                            All                           50,400
 ................................................................................................
Illinois Tool Works                                         All     1,934,900
 ................................................................................................
                                                            All                          112,800
 ................................................................................................
I B M Corporation                                           All     1,122,900
 ................................................................................................
                                                            All                           70,200
 ................................................................................................
Johnson & Johnson                                           All       682,400
 ................................................................................................
                                                            All                           27,600
 ................................................................................................
Kimberly Clark Corporation                                  All     1,802,302
 ................................................................................................
                                                            All                           88,800
 ................................................................................................
Mattel Inc.                                                 All     1,184,700
 ................................................................................................
                                                            All                           96,800
 ................................................................................................
Mellon Bank Corporation                                     All     2,872,400
 ................................................................................................
                                                            All                          193,600
 ................................................................................................
Molex, Inc. A                                               All       911,800
 ................................................................................................
                                                            All                           54,900
 ................................................................................................
J.P. Morgan & Company                                       All     1,191,600
 ................................................................................................
                                                            All                           75,700
 ................................................................................................
Northrop Grumman Corporation                                All     1,147,250
 ................................................................................................
                                                            All                           72,550
 ................................................................................................
PanAmSat Corporation                                        All     2,005,200
 ................................................................................................
                                                            All                          113,500
 ................................................................................................
Ralston Purina Company                                      All     1,658,494
 ................................................................................................
                                                            All                           98,200
 ................................................................................................
Raytheon Company Class A                                    All       894,783
 ................................................................................................
                                                            All                           57,894
 ................................................................................................
SLM Holding Corp.                                           All     3,601,250
 ................................................................................................
                                                            All                          212,100
 ................................................................................................
U. S. Satellite Bradcasting Company, Inc.                   All     2,809,100
 ................................................................................................
                                                            All                          190,900
 ................................................................................................
Loral Space & Communications Ltd.                           All     4,694,000
 ................................................................................................
                                                            All                          306,000
 ................................................................................................


Total
